UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust

CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: Donald C. Burke, Chief Executive Officer, CMA Multi-State
Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011
Registrant’s telephone number, including area code: (800) 221-7210
Date of fiscal year end: 03/31/2009
Date of reporting period: 04/01/2008 – 06/30/2008
Item 1 – Schedule of Investments

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

New Jersey - 91.1%	Alexandria Township, New Jersey, GO, BAN, 4%, 12/17/08	$ 1,400	$ 1,405,484

	BB&T Municipal Trust, Newark, New Jersey, Housing Authority, Port
	Authority-Port Newark Marine Terminal, Revenue Refunding Bonds,
	FLOATS, VRDN, Series 2044, 1.57%, 1/01/29 (a)(b)(c)	4,075	4,075,000

	Bergen County, New Jersey, Improvement Authority, County-Guaranteed
	Shared DPW Facility, Lease Revenue Project Notes, 2.50%, 4/30/09	4,500	4,529,459

	Camden County, New Jersey, Improvement Authority Revenue Bonds
	(Harvest Village Senior Redevelopment Project), VRDN, Series A,
	1.54%, 7/01/29 (c)	14,170	14,170,000

	Camden County, New Jersey, Improvement Authority, Special Revenue
	Bonds, VRDN, 1.55%, 9/01/26 (c)	2,090	2,090,000

	Carteret, New Jersey, GO, BAN, 2%, 2/13/09	4,300	4,308,166

	Chester, New Jersey, Board of Education, GO, GAN, 4.125%, 8/15/08	2,985	2,986,283

	Clinton, New Jersey, GO, BAN, 3.25%, 1/23/09	2,288	2,293,787

	Cranbury Township, New Jersey, GO, BAN, 2.50%, 1/14/09	2,930	2,939,160

	Cranford Township, New Jersey, BAN, 2.25%, 2/04/09	4,247	4,252,366

	Demarest, New Jersey, GO, BAN, 2%, 2/18/09	1,259	1,263,814

	Demarest, New Jersey, School District, GO, Temporary Notes,
	4%, 7/11/08	1,730	1,730,100

	Dennis Township, New Jersey, GO, BAN, 2.25%, 3/20/09	1,000	1,001,830

	Deutsche Bank SPEARS/LIFERS Trust, New Jersey State
	Transportation Trust Fund Authority Revenue Bonds, SPEARS,
	VRDN, Series DB-447, 1.59%, 12/15/36 (b)(c)(d)(e)	3,000	3,000,000

	Deutsche Bank SPEARS/LIFERS Trust, Newark, New Jersey,
	Port Authority Revenue Bonds, SPEARS, VRDN, Series DBE-511,
	1.57%, 1/01/32 (b)(c)	5,395	5,395,000

	Eagle Tax-Exempt Trust, New Jersey EDA, School Facilities
	Construction Revenue Bonds, VRDN, Series 2008-0003, Class A,
	1.61%, 9/01/20 (b)(c)(e)	3,950	3,950,000

	East Brunswick Township, New Jersey, GO, BAN, 3.50%, 1/09/09	13,195	13,229,397

	East Windsor Township, New Jersey, GO, BAN, 3.75%, 11/28/08	9,735	9,750,508

	Egg Harbor, New Jersey, GO, BAN, 2%, 2/13/09	2,309	2,314,210

	Elizabeth, New Jersey, GO, BAN, 2.50%, 8/18/08	3,200	3,202,982

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	M/F	Multi-Family
BAN	Bond Anticipation Notes	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
CP	Commercial Paper	PCR	Pollution Control Revenue Bonds
EDA	Economic Development Authority	PUTTERS	Puttable Tax-Exempt Receipts
EDR	Economic Development Revenue Bonds	S/F	Single-Family
FLOATS	Floating Rate Securities	SPEARS	Short Puttable Exempt Adjustable Receipts
GAN	Grant Anticipation Notes	TAN	Tax Anticipation Notes
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes
LIFERS	Long Inverse Floating Exempt Receipts

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Elmwood Park, New Jersey, Board of Education, GO, Temporary Notes,
3.75%, 11/14/08	$ 7,062	$ 7,073,509

Essex County, New Jersey, Utility Authority, Water System Project
Revenue Notes, 3.75%, 11/14/08	5,500	5,507,948

Evesham Township, New Jersey, GO, BAN, 4.125%, 8/08/08	3,934	3,935,413

Ewing Township, New Jersey, GO, TAN, 2.50%, 10/24/08	7,300	7,310,736

Garden State Preservation Trust of New Jersey, Open Space
and Farmland Revenue Bonds, FLOATS, VRDN, Series DCL 006,
1.59%, 11/01/28 (b)(c)(e)	6,120	6,120,000

Gloucester City, New Jersey, GO, BAN, Series A, 2.25%, 4/28/09	3,950	3,963,142

Green Brook Township, New Jersey, GO, BAN, 2%, 2/20/09	1,600	1,606,171

Haddon Heights, New Jersey, GO, BAN, Series A, 2.10%, 8/08/08	1,216	1,216,376

Hamilton Township, Atlantic County, New Jersey, GO, BAN, 2%, 2/06/09	2,683	2,685,734

Hammonton, New Jersey, GO, BAN, 3.50%, 1/09/09	8,827	8,854,528

Harrison Township, New Jersey, GO, BAN, Series A, 2.75%, 5/19/09	9,393	9,451,981

Highlands, New Jersey, GO, BAN, 3.125%, 1/29/09	2,859	2,867,427

Hillsborough Township, New Jersey, GO, BAN, 3.75%, 12/12/08	1,038	1,040,479

Hillside Township, New Jersey, GO, BAN, 2%, 7/15/08	4,050	4,048,324

Howell Township, New Jersey, GO, BAN, Series B, 4%, 9/16/08	4,495	4,497,488

Hudson County, New Jersey, Improvement Authority Revenue Bonds
(Essential Purpose Pooled Government), VRDN, 1.60%, 7/15/26 (c)	4,980	4,980,000

Keyport, New Jersey, GO, BAN, 4.125%, 8/08/08	6,401	6,402,864

Lakewood Township, New Jersey, GO, BAN, 4.25%, 7/11/08	1,485	1,485,193

Lakewood Township, New Jersey, GO, BAN, 2.75%, 7/10/09	3,160	3,181,614

Lambertville, New Jersey, GO, BAN, 2.50%, 6/12/09	4,837	4,864,783

Leonia, New Jersey, GO, BAN, 2.50%, 2/27/09	4,388	4,401,721

Linwood, New Jersey, GO, BAN, 3%, 6/23/09	900	905,603

Long Beach Township, New Jersey, GO, BAN, Series A, 3.50%, 12/18/08	1,160	1,162,052

Lower Township, New Jersey, GO, BAN, 2%, 4/03/09	3,631	3,637,751

Lower Township, New Jersey, GO, BAN, 2.50%, 5/29/09	4,000	4,012,846

Manasquan, New Jersey, GO, BAN, 2.50%, 1/30/09	1,200	1,202,132

Maple Shade Township, New Jersey, GO, BAN, 4%, 8/01/08	3,637	3,637,403

Maywood, New Jersey, GO, BAN, 2.50%, 3/20/09	2,132	2,140,113

Middlesex, New Jersey, GO, BAN, 2.75%, 5/21/09	6,075	6,103,290

Mount Holly Township, New Jersey, GO, BAN, Series A, 2%, 11/19/08	3,232	3,236,836

New Jersey Building Authority, State Building Revenue Bonds, VRDN,
Series A-3, 1.38%, 6/15/23 (c)	5,395	5,395,000

New Jersey EDA, CP, 1.71%, 7/07/08	25,300	25,300,000

New Jersey EDA, CP, 1.60%, 8/04/08	15,000	15,000,000

New Jersey EDA, EDR (The Frisch School Project), VRDN,
1.40%, 5/01/36 (c)	5,400	5,400,000

New Jersey EDA, EDR (MZR Real Estate LP Project), VRDN, AMT,
1.60%, 12/01/26 (c)	7,155	7,155,000

New Jersey EDA, EDR (Morris Museum Project), VRDN,
1.42%, 2/01/31 (c)	5,800	5,800,000

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey EDA, EDR (PB Tower & Metro Project), VRDN, AMT, Series A,
1.75%, 11/01/26 (c)	$ 3,620	$ 3,620,000

New Jersey EDA, EDR (PB Tower & Metro Project), VRDN, AMT, Series B,
1.75%, 11/01/11 (c)	1,910	1,910,000

New Jersey EDA, EDR, Refunding (Diocese of Metuchen Project), VRDN,
1.40%, 9/01/30 (c)	9,100	9,100,000

New Jersey EDA, EDR, Refunding (Jewish Community Foundation Metro
West), VRDN, 1.50%, 12/01/18 (c)	5,400	5,400,000

New Jersey EDA, EDR (Wyckoff Family YMCA Inc. Project), VRDN,
1.50%, 10/01/23 (c)	6,860	6,860,000

New Jersey EDA, Gas Facilities Revenue Refunding Bonds
(Pivotal Utility Holdings), VRDN, AMT, 1.50%, 6/01/32 (c)	15,000	15,000,000

New Jersey EDA, PCR, Refunding (Exxon Mobil Corporation), VRDN,
1.30%, 4/01/22 (c)	1,750	1,750,000

New Jersey EDA, Revenue Bonds (Applewood Estates Project), VRDN,
Series B, 1.60%, 10/01/35 (c)	23,885	23,885,000

New Jersey EDA, Revenue Bonds (Applewood Estates Project), VRDN,
Series C, 1.70%, 10/01/10 (c)	5,265	5,265,000

New Jersey EDA, Revenue Bonds (Esarc, Inc. Project), VRDN,
1.50%, 4/01/29 (c)	2,490	2,490,000

New Jersey EDA, Revenue Bonds (Jewish Family Service), VRDN,
1.50%, 2/01/22 (c)	1,000	1,000,000

New Jersey EDA, Revenue Bonds, MERLOTS, VRDN, Series D41,
1.76%, 9/01/17 (b)(c)(e)	6,480	6,480,000

New Jersey EDA, Revenue Bonds (Ocean County YMCA Inc. Project),
VRDN, 1.50%, 9/01/21 (c)	3,375	3,375,000

New Jersey EDA, Revenue Bonds, PUTTERS, VRDN, Series 2712,
1.61%, 9/01/13 (b)(c)(e)	2,000	2,000,000

New Jersey EDA, Revenue Bonds (Presbyterian Homes), VRDN, Series A,
1.50%, 4/01/31 (c)	23,310	23,310,000

New Jersey EDA, Revenue Bonds (Princeton Montessori Society Project),
VRDN, 1.63%, 6/01/38 (c)	6,000	6,000,000

New Jersey EDA, Revenue Bonds (Urban League Project), VRDN,
1.50%, 8/01/19 (c)	2,910	2,910,000

New Jersey EDA, Revenue Refunding Bonds (Cedar Crest Village, Inc.),
VRDN, Series B, 1.42%, 1/01/36 (c)	29,475	29,475,000

New Jersey EDA, Revenue Refunding Bonds (Presbyterian Homes), VRDN,
Series B, 1.50%, 4/01/16 (c)	9,905	9,905,000

New Jersey EDA, School Facilities Construction Revenue Bonds, VRDN,
Sub-Series R-1, 1.50%, 9/01/31 (c)	43,850	43,850,000

New Jersey EDA, School Facilities Construction Revenue Bonds, VRDN,
Sub-Series R-2, 1.40%, 9/01/31 (c)	7,100	7,100,000

New Jersey EDA, School Facilities Construction, Revenue Refunding
Bonds, VRDN, Series V-1, 1.60%, 3/01/20 (c)	15,000	15,000,000

New Jersey EDA, School Facilities Construction, Revenue Refunding
Bonds, VRDN, Series V-4, 1.47%, 9/01/28 (c)	19,635	19,635,000

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey EDA, School Facilities Construction, Revenue Refunding
Bonds, VRDN, Series V-5, 1.40%, 3/01/31 (c)	$25,000	$ 25,000,000

New Jersey EDA, Special Facility Revenue Bonds (Port Newark Container
LLC), VRDN, AMT, 1.63%, 7/01/30 (c)	9,000	9,000,000

New Jersey EDA, Thermal Energy Facilities Revenue Bonds (Marina Energy
LLC), VRDN, AMT, Series A, 1.75%, 9/01/31 (c)	9,200	9,200,000

New Jersey Health Care Facilities Financing Authority Revenue Bonds
(Children's Specialized Hospital Project), VRDN, Series B,
1.40%, 7/01/36 (c)	14,770	14,770,000

New Jersey Health Care Facilities Financing Authority Revenue Bonds,
FLOATS, VRDN, Series 2397, 1.75%, 7/01/25 (b)(c)	19,740	19,740,000

New Jersey Health Care Facilities Financing Authority Revenue Bonds,
FLOATS, VRDN, Series 2398, 1.75%, 7/01/23 (b)(c)	11,710	11,710,000

New Jersey Health Care Facilities Financing Authority Revenue Bonds,
FLOATS, VRDN, Series 2406, 1.75%, 7/01/20 (b)(c)	8,085	8,085,000

New Jersey Health Care Facilities Financing Authority Revenue Bonds,
FLOATS, VRDN, Series 2412, 1.75%, 7/01/14 (a)(b)(c)	12,725	12,725,000

New Jersey Health Care Facilities Financing Authority Revenue Bonds
(Meridian Health System), VRDN, Series B, 1.70%, 7/01/33 (c)	24,900	24,900,000

New Jersey Health Care Facilities Financing Authority Revenue Bonds
(Robert Wood Johnson University), VRDN, Series A3,
1.39%, 7/01/23 (c)	10,000	10,000,000

New Jersey Health Care Facilities Financing Authority Revenue Bonds
(Virtua Health Inc.), VRDN, 1.40%, 7/01/33 (c)	11,600	11,600,000

New Jersey Health Care Facilities Financing Authority Revenue Bonds
(Wiley Mission Project), VRDN, 1.50%, 7/01/29 (c)	10,900	10,900,000

New Jersey Health Care Facilities Financing Authority,
Revenue Refunding Bonds (RWJ Health Care Corporation),
VRDN, 1.50%, 7/01/32 (c)	7,780	7,780,000

New Jersey State Educational Facilities Authority Revenue Bonds
(Princeton University), VRDN, Series B, 1.45%, 7/01/21 (c)	500	500,000

New Jersey State Educational Facilities Authority, Revenue Refunding
Bonds (Centenary College), VRDN, Series A, 1.50%, 10/01/33 (c)	7,990	7,990,000

New Jersey State Housing and Mortgage Finance Agency, M/F Revenue
Refunding Bonds, VRDN, AMT, Series A, 1.60%, 5/01/28 (c)(e)	7,645	7,645,000

New Jersey State Housing and Mortgage Finance Agency, S/F Housing
Revenue Bonds, VRDN, AMT, Series Q, 1.55%, 4/01/32 (c)	24,535	24,535,000

New Jersey State Housing and Mortgage Finance Agency, S/F Housing
Revenue Bonds, VRDN, AMT, Series R, 1.55%, 4/01/38 (c)	4,915	4,915,000

New Jersey State Housing and Mortgage Finance Agency, S/F Housing
Revenue Bonds, VRDN, AMT, Series V, 1.35%, 10/01/37 (c)	51,375	51,375,000

New Jersey State Housing and Mortgage Finance Agency, S/F Housing
Revenue Bonds, VRDN, AMT, Series Y, 1.63%, 10/01/39 (c)	9,000	9,000,000

New Jersey State Housing and Mortgage Finance Agency, S/F Housing
Revenue Bonds, VRDN, AMT, Series Z, 1.60%, 10/01/34 (c)	6,000	6,000,000

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey State Housing and Mortgage Finance Agency, S/F Housing
Revenue Refunding Bonds, VRDN, AMT, Series O, 1.35%, 10/01/26 (c)	$10,925	$ 10,925,000

New Jersey State Transportation Trust Fund Authority Revenue Bonds,
FLOATS, VRDN, Series 963-D, 1.75%, 6/15/25 (b)(c)	17,735	17,735,000

New Jersey State Transportation Trust Fund Authority Revenue Bonds,
PUTTERS, VRDN, Series 332, 1.60%, 12/15/15 (b)(c)	16,220	16,220,000

New Jersey State Transportation Trust Fund Authority Revenue Bonds,
PUTTERS, VRDN, Series 2199, 4%, 6/15/15 (b)(c)(d)	17,755	17,755,000

New Jersey State Transportation Trust Fund Authority,
Revenue Refunding Bonds, FLOATS, VRDN, Series 1102,
1.65%, 12/15/17 (b)(c)(e)	3,595	3,595,000

New Jersey State Transportation Trust Fund Authority,
Revenue Refunding Bonds, PUTTERS, VRDN, Series 241,
1.61%, 12/15/18 (b)(c)(e)	19,190	19,190,000

New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN,
Series C-1, 1.55%, 1/01/24 (c)(e)	10,000	10,000,000

New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN,
Series C-2, 1.55%, 1/01/24 (c)(e)	40,000	40,000,000

New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN,
Series C-3, 1.55%, 1/01/24 (c)(e)	2,750	2,750,000

New Milford, New Jersey, GO, BAN, 2.25%, 1/30/09	4,167	4,171,620

New Providence, New Jersey, GO, BAN, 2.50%, 2/20/09	1,040	1,044,547

Newton, New Jersey, GO, BAN, 2.50%, 6/25/09	3,249	3,266,423

North Wildwood, New Jersey, GO, BAN, 3.75%, 12/12/08	7,900	7,921,057

Northvale, New Jersey, BAN, 2.50%, 2/20/09	1,986	1,994,179

Oakland, New Jersey, GO, BAN, 2.25%, 2/11/09	1,127	1,129,103

Oakland, New Jersey, GO, BAN, 2.50%, 2/11/09	4,545	4,564,487

Park Ridge, New Jersey, GO, BAN, 2%, 2/06/09	2,100	2,101,109

Pascack Valley, New Jersey, Regional High School District, GO,
Temporary Notes, 2%, 2/06/09	2,051	2,052,090

Pennsauken Township, New Jersey, GO, BAN, Series A, 4%, 9/10/08	7,780	7,784,420

Pilesgrove Township, New Jersey, GO, BAN, 4%, 8/28/08	6,814	6,815,586

Port Authority of New York and New Jersey, CP, 1.60%, 8/01/08	10,700	10,700,000

Port Authority of New York and New Jersey Revenue Bonds, FLOATS,
VRDN, AMT, Series 2271, 1.56%, 10/01/30 (b)(c)	7,875	7,875,000

Port Authority of New York and New Jersey, Revenue Refunding Bonds,
PUTTERS, VRDN, Series 1546, 1.58%, 10/01/14 (b)(c)	8,100	8,100,000

Port Authority of New York and New Jersey, Special Obligation Revenue
Refunding Bonds (Versatile Structure Obligation), VRDN, AMT,
Series 1R, 1.75%, 8/01/28 (c)	92,600	92,600,000

Port Authority of New York and New Jersey, Special Obligation Revenue
Refunding Bonds (Versatile Structure Obligation), VRDN, AMT,
Series 4, 1.71%, 4/01/24 (c)	78,100	78,100,000

Port Authority of New York and New Jersey, Special Obligation Revenue
Refunding Bonds (Versatile Structure Obligation), VRDN, AMT,
Series 6, 1.71%, 12/01/17 (c)	49,200	49,200,000

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Port Authority of New York and New Jersey, Special Obligation Revenue
Refunding Bonds (Versatile Structure Obligation), VRDN,
Series 2, 1.54%, 5/01/19 (c)	$33,300	$ 33,300,000

Port Authority of New York and New Jersey, Special Obligation Revenue
Refunding Bonds (Versatile Structure Obligation), VRDN,
Series 3, 1.60%, 6/01/20 (c)	7,890	7,890,000

Port Authority of New York and New Jersey, Special Obligation Revenue
Refunding Bonds (Versatile Structure Obligation), VRDN,
Series 5, 1.60%, 8/01/24 (c)	60,850	60,850,000

RBC Municipal Products, Inc., New Jersey State Higher Education
Assistance Authority, Student Loan Revenue Bonds, FLOATS, VRDN,
AMT, Series L-35, 1.80%, 12/01/31 (b)(c)	25,245	25,245,000

RBC Municipal Products, Inc., New Jersey State Higher Education
Assistance Authority, Student Loan Revenue Bonds, FLOATS, VRDN,
AMT, Series L-36, 1.80%, 12/01/32 (b)(c)	11,500	11,500,000

Ridgefield Park, New Jersey, GO, BAN, 2.75%, 4/24/09	1,833	1,842,363

Ringwood Boro, New Jersey, GO, BAN, 3.75%, 11/07/08	4,618	4,624,184

Robbinsville, New Jersey, GO, BAN, 2.50%, 12/11/08	3,500	3,509,473

Rutgers State University, New Jersey, CP, 1.65%, 7/15/08	13,000	13,000,000

Rutgers State University, New Jersey, Revenue Refunding Bonds, VRDN,
Series A, 1.35%, 5/01/18 (c)	1,995	1,995,000

Rutherford, New Jersey, GO, BAN, 3.50%, 7/01/08	2,161	2,160,524

Rutherford, New Jersey, GO, BAN, 4%, 7/17/08	4,315	4,315,423

Rutherford, New Jersey, GO, BAN, 2.75%, 5/01/09	7,661	7,710,906

Scotch Plains-Fanwood School District, New Jersey, GO, BAN, Series A,
2.50%, 6/11/09	1,800	1,808,350

South Bound Brook, New Jersey, GO, BAN, 4%, 8/22/08	2,473	2,473,655

South Plainfield, New Jersey, GO, BAN, 2.75%, 7/01/09	7,320	7,380,961

Summit, New Jersey, GO, BAN, 3.75%, 12/12/08	3,783	3,792,414

Sussex County, New Jersey, GO, BAN, 2.50%, 6/24/09	3,204	3,220,986

Sussex County, New Jersey, Municipal Utilities Authority Project Notes,
2.75%, 9/25/08	3,500	3,507,381

Tinton Falls, New Jersey, GO, BAN, 3%, 1/23/09	1,576	1,583,105

Tinton Falls, New Jersey, GO, BAN, 3.125%, 1/23/09	1,450	1,454,276

Union Township, New Jersey, GO, BAN, 3.50%, 1/09/09	5,165	5,181,054

Upper Freehold Township, New Jersey, GO, BAN, 2.50%, 8/29/08	4,350	4,353,395

Warren Township, New Jersey, GO, BAN, 2.50%, 4/23/09	4,180	4,206,057

Washington Township, Gloucester County, New Jersey, GO, BAN,
3.25%, 12/26/08	2,500	2,502,599

Washington Township, Morris County, New Jersey, GO, BAN,
4%, 10/24/08	6,300	6,309,831

Washington Township, Warren County, New Jersey, GO, BAN,
2.50%, 5/15/09	3,998	4,013,450

West Long Branch, New Jersey, GO, BAN, 3%, 5/21/09	3,519	3,543,256

West Orange Township, New Jersey, GO, BAN, 2.50%, 4/09/09	2,462	2,477,617

Westfield, New Jersey, GO, BAN, 4%, 7/18/08	4,725	4,726,109

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust

	Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Westfield, New Jersey, GO, BAN, 2.50%, 4/09/09	$ 2,738	$ 2,750,914

	Wildwood Crest, New Jersey, BAN, 2.50%, 1/16/09	2,405	2,411,582

	Woodbury, New Jersey, School District, GO, GAN, 4%, 12/04/08	4,400	4,411,117

			1,483,801,606

Puerto Rico - 4.3%	Puerto Rico Commonwealth Highway and Transportation Authority,
	Highway Revenue Bonds, PUTTERS, VRDN, Series 2560,
	1.63%, 7/01/18 (b)(c)(e)	4,215	4,215,000

	Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Bonds, FLOATS, VRDN, Series 2391,
	1.75%, 7/01/45 (b)(c)	6,245	6,245,000

	Puerto Rico Commonwealth, Public Improvement, GO, Refunding, VRDN,
	Series A-2, 1.57%, 7/01/29 (c)(e)	3,700	3,700,000

	Puerto Rico Commonwealth, Public Improvement, GO, Refunding, VRDN,
	Series A-8, 1.32%, 7/01/34 (c)	8,000	8,000,000

	Puerto Rico Commonwealth, Public Improvement, GO, Refunding, VRDN,
	Series A-9, 1.32%, 7/01/34 (c)	11,000	11,000,000

	Puerto Rico Electric Power Authority, Power Revenue Bonds, PUTTERS,
	VRDN, Series 164, 1.55%, 7/01/10 (b)(c)(e)	1,900	1,900,000

	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds,
	VRDN, Series UU, 1.65%, 7/01/29 (c)(e)	20,000	20,000,000

	Puerto Rico Municipal Finance Agency Revenue Bonds, FLOATS, VRDN,
	Series 805, 1.61%, 8/01/27 (b)(c)(e)	1,525	1,525,000

	Puerto Rico Public Buildings Authority, Revenue Refunding Bonds,
	FLOATS, VRDN, Series 2562D, 1.67%, 7/01/17 (b)(c)	13,205	13,205,000

			69,790,000

	Total Investments (Cost - $1,553,591,606*) - 95.4%		1,553,591,606
	Other Assets Less Liabilities - 4.6%		74,349,667

	Net Assets - 100.0%		$ 1,627,941,273

	* Cost for federal income tax purposes.

(a)	MBIA Insured.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(d)	AMBAC Insured.

(e)	FSA Insured.

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market- corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	$ 95,586,283
Level 2	1,458,005,323
Level 3	-

Total	$ 1,553,591,606

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008